Risk Management - Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value) (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Sensitivity analysis for interest rate risk [line items]
Financial assets			$ 20,143,785	$ 20,143,785
Interest rate risk [member] | Banking book [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	$ 51,708,352	$ 28,706,104
Financial liabilities	(46,589,586)	(29,475,307)
Derivatives	26,020	729,830
Interest rate risk [member] | Banking book [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	10,145,060	9,253,787
Financial liabilities	(14,932,996)	(13,188,076)
Derivatives	3,286,458	1,981,913
Interest rate risk [member] | Banking book [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	11,637,816	10,270,748
Financial liabilities	(7,315,172)	(6,861,690)
Derivatives	(2,230,887)	(1,625,472)
Interest rate risk [member] | Banking book [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,056,844	3,519,149
Financial liabilities	(6,404,219)	(3,887,713)
Derivatives	2,211,395	619,127
Interest rate risk [member] | Banking book [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	24,868,632	5,662,420
Financial liabilities	(17,937,199)	(5,537,828)
Derivatives	(3,240,946)	(245,738)
Interest rate risk [member] | Banking book [member] | Up to one month [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	15,718,342	7,361,827
Financial liabilities	(20,036,030)	(14,009,676)
Derivatives	1,881,267	(729,147)
Interest rate risk [member] | Banking book [member] | Up to one month [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,507,091	3,519,009
Financial liabilities	(8,633,088)	(8,733,561)
Derivatives	988,919	(209,799)
Interest rate risk [member] | Banking book [member] | Up to one month [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	536,885	466,115
Financial liabilities	(432,799)	(214,266)
Derivatives	(936,785)	(366,332)
Interest rate risk [member] | Banking book [member] | Up to one month [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,038,658	1,469,457
Financial liabilities	(1,305,440)	(1,319,813)
Derivatives	787,971	(50,293)
Interest rate risk [member] | Banking book [member] | Up to one month [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	9,635,708	1,907,246
Financial liabilities	(9,664,703)	(3,742,036)
Derivatives	1,041,162	(102,723)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,631,115	2,732,465
Financial liabilities	(5,142,757)	(2,685,555)
Derivatives	(1,765,659)	444,096
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	965,331	1,000,478
Financial liabilities	(2,251,174)	(1,463,211)
Derivatives	1,140,587	1,521,695
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	595,857	447,398
Financial liabilities	(47,785)	(181,744)
Derivatives	(814,209)	(1,221,035)
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	911,154	623,505
Financial liabilities	(1,418,654)	(643,544)
Derivatives	524,265	263,381
Interest rate risk [member] | Banking book [member] | 1 - 3 months [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,158,773	661,084
Financial liabilities	(1,425,144)	(397,056)
Derivatives	(2,616,302)	(119,945)
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	9,384,357	5,510,072
Financial liabilities	(10,375,645)	(4,724,403)
Derivatives	(205,036)	251,673
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,382,124	1,753,132
Financial liabilities	(3,200,762)	(2,101,205)
Derivatives	900,023	394,300
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,670,189	1,329,598
Financial liabilities	(655,079)	(190,917)
Derivatives	(485,247)	(469,699)
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,892,712	1,197,716
Financial liabilities	(3,610,341)	(1,750,434)
Derivatives	806,558	452,557
Interest rate risk [member] | Banking book [member] | 3 months to 1 year [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,439,332	1,229,626
Financial liabilities	(2,909,463)	(681,847)
Derivatives	(1,426,370)	(125,485)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	8,943,449	4,787,052
Financial liabilities	(3,733,426)	(2,206,000)
Derivatives	(425,285)	(21,576)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,924,539	1,800,011
Financial liabilities	(632,972)	(560,099)
Derivatives	664,608	209,804
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,172,579	1,845,604
Financial liabilities	(752,948)	(1,072,879)
Derivatives	(904,781)	(330,428)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	88,532	126,122
Financial liabilities	(69,784)	(173,922)
Derivatives	77,221	(38,395)
Interest rate risk [member] | Banking book [member] | 1 - 3 years [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	4,757,799	1,015,315
Financial liabilities	(2,277,722)	(399,100)
Derivatives	(262,333)	137,443
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	12,031,089	8,314,688
Financial liabilities	(7,301,728)	(5,849,673)
Derivatives	540,733	784,784
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,365,975	1,181,157
Financial liabilities	(215,000)	(330,000)
Derivatives	(407,679)	65,913
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	6,662,306	6,182,033
Financial liabilities	(5,426,561)	(5,201,884)
Derivatives	910,135	762,022
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	125,788	102,349
Derivatives	15,380	(8,123)
Interest rate risk [member] | Banking book [member] | More than 3 Years [Member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,877,020	849,149
Financial liabilities	(1,660,167)	(317,789)
Derivatives	$ 22,897	$ (35,028)